Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions
41. RELATED PARTY TRANSACTIONS
Related parties of the Group as of December 31, 2023 and 2024, and assets and liabilities recognized, guarantees and commitments, major transactions with related parties and compensation to key management for the years ended December 31, 2023 and 2024 are as follows. Please refer to Note 13 for the details of joint ventures and associates.

(1)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related parties		Account title	December 31, 2023	December 31, 2024
Associates	W Service Networks Co., Ltd.	Loans	108	51
		Deposits due to customers	3,245	3,054
		Accrued expenses	7	86
		Other liabilities	100	339

	Korea Credit Bureau Co., Ltd.	Loans	1	1
		Deposits due to customers	771	780
		Accrued expenses	1	13
		Other liabilities	—	—

	Korea Finance Security Co., Ltd.	Loans	3,228	3,225
		Loss allowance	(71)	(43)
		Deposits due to customers	1,323	1,145
		Other liabilities	6	3

	LOTTE CARD Co. Ltd.	Loans	12,209	27,913
		Account receivables	31	21
		Loss allowance	(269)	(297)
		Derivative assets	—	1,075
		Other assets	2	49
		Deposits due to customers	62,587	20,207
		Other liabilities	289	273

	K BANK Co., Ltd.	Loans	54	18
		Account receivables	13	32
		Other assets	18	—
		Other liabilities	214,135	193,719

	Others (*)	Loans	65,558	38,819
		Loss allowance	(61)	(273)
		Other assets	47,828	66,088
		Deposits due to customers	4,212	3,575
		Other liabilities	992	232

(*)	Others include Godo Kaisha Oceanos 1 and etc., as of December 31, 2023 and 2024.

(2)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related parties		Account title	2022	2023	2024
Associates	W Service Network Co., Ltd.	Other income	—	—	35
		Interest expenses	14	35	37
		Fees expenses	543	552	483
		Other expenses	1,907	1,575	1,095
	Korea Credit Bureau Co., Ltd.	Interest expenses	40	9	—
		Fees expenses	3,730	4,047	3,986
		Other expenses	139	143	155
	Korea Finance Security Co., Ltd.	Interest income	141	181	142
		Interest expenses	3	3	3
		Provision (Reversal) of allowance for credit loss	44	26	(32)
		Other expenses	52	33	25
	LOTTE CARD Co., Ltd.	Interest income	83	10	1,586
		Fees income	7,701	4,164	4,019
		Gain on derivatives	—	—	1,075
		Loss on derivatives	—	—	457
		Interest expenses	1,902	5,665	4,127
		Provision (Reversal) of allowance for credit loss	(27)	(455)	11
	K BANK Co., Ltd.	Fees income	698	190	269
		Fees expenses	937	339	—
	Others (*)	Interest income	713	682	844
		Fees income	7,138	15,295	53,562
		Dividends income	—	1,700	3,729
		Other income	—	4,760	2,890
		Interest expenses	10	9,333	18,045
		Other expenses	—	836	1,612
		Provision (Reversal) of allowance for credit loss	(92)	(27)	212
		Provision of impairment losses due to credit loss	1	—	—

(*)	Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023 and 2024.

(3)	Major loan transactions with related parties for the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2022
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	20	352	252	—	120
	Korea Credit Bureau Co., Ltd.	2	15	15	—	2
	Korea Finance Security Co., Ltd.	3,425	2,407	2,399	—	3,433
	LOTTE CARD Co., Ltd.	3,750	50,000	3,750	—	50,000
	K BANK Co., Ltd.	99	315	411	—	3
	Godo Kaisha Oceanos 1	43,033	41,467	43,033	(1,653)	39,814
	Woori Zip 1	12,775	—	—	(956)	11,819
	Woori Zip 2	18,132	—	—	(1,356)	16,776
	Central Network Solutions Co., Ltd.	—	251	—	—	251

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2023
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	120	483	495	—	108
	Korea Credit Bureau Co., Ltd.	2	12	13	—	1
	Korea Finance Security Co., Ltd.	3,433	2,911	3,116	—	3,228
	LOTTE CARD Co., Ltd.	50,000	226,318	264,109	—	12,209
	K BANK Co., Ltd.	3	218	167	—	54
	One Mortgage	—	262	247	—	15
	ARAM CMC CO.LTD	—	41	—	—	41
	Godo Kaisha Oceanos 1	39,814	—	—	(1,693)	38,121
	Woori Zip 1	11,819	—	—	(502)	11,317
	Woori Zip 2	16,776	—	—	(713)	16,063
	Central Network Solutions Co., Ltd.	251	—	251	—	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2024
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	108	475	532	—	51
	Korea Credit Bureau Co., Ltd.	1	3	3	—	1
	Korea Finance Security Co., Ltd.	3,228	2,705	2,708	—	3,225
	LOTTE CARD Co., Ltd.	12,209	288,794	274,484	1,394	27,913
	K BANK Co., Ltd.	54	317	353	—	18
	Win Mortgage Co.,Ltd.	15	243	250	—	8
	ARAM CMC CO.LTD	41	—	—	—	41
	Godo Kaisha Oceanos 1	38,121	—	—	649	38,770
	Woori Zip 1	11,317	—	11,227	(90)	—
	Woori Zip 2	16,063	—	15,936	(127)	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

(4)	Details of changes in major deposits due to customers with related parties for the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2022
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,200	1,180	1,200
	Partner One Value Up I Private Equity Fund	329	550	779	100
	Korea Credit Bureau Co., Ltd.	—	3,000	—	3,000

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2023
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,200	1,000	1,200	1,000
	Partner One Value Up I Private Equity Fund	100	—	100	—
	Korea Credit Bureau Co., Ltd.	3,000	—	3,000	—
	One Mortgage	—	1,200	600	600

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2024
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,000	2,000	2,000	1,000
	Win Mortgage Co.,Ltd.	600	2,266	1,479	1,387

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

(5)	There are no major borrowing transactions with related parties for the years ended December 31, 2023 and 2024.

(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2023	December 31, 2024	Warranty
Korea Finance Security Co., Ltd.	632	635	Unused loan commitment
Korea Credit Bureau Co., Ltd.	34	34	Unused loan commitment
W Service Network Co., Ltd.	72	129	Unused loan commitment
K BANK Co., Ltd.	246	282	Unused loan commitment
LOTTE CARD Co., Ltd.	498,400	498,400	Unused loan commitment
LOTTE CARD Co., Ltd.	1,483	1,691	Confirmed Foreign Currency Payment Guarantee
Win Mortgage Co., Ltd.	34	42	Unused loan commitment
As of December 31, 2023 and 2024, the recognized payment guarantee provisions are 294 million Won and 272 million Won, respectively, in relation to the guarantees provided to the related parties above.

(7)	Amount of commitments with the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2023	December 31, 2024	Warranty
NH Woori Newdeal Growth Alpha Private Equity Fund 1	36,941	15,906	Securities purchase commitment
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	990,000	990,000	Securities purchase commitment
BTS 2nd Private Equity Fund	4,774	1,854	Securities purchase commitment
STASSETS FUND III	6,000	3,000	Securities purchase commitment
Synaptic Future Growth Private Equity Fund 1	4,389	3,443	Securities purchase commitment
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,664	4,664	Securities purchase commitment
Woori Seoul Beltway Private Special Asset Fund No.1	34,437	30,949	Securities purchase commitment
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	—	60	Securities purchase commitment
Woori Asset Global Partnership Fund No.5	127,500	97,500	Securities purchase commitment
Woori-Q Corporate Restructuring Private Equity Fund	12,186	—	Securities purchase commitment
JC Assurance No.2 Private Equity Fund	1,351	1,351	Securities purchase commitment

Warrantee	December 31, 2023	December 31, 2024	Warranty
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	243	148	Securities purchase commitment
Woori Real Estate Investment No. 1 Limited Liability Company	—	7,100	Securities purchase commitment
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	33,600	Securities purchase commitment
LOTTE CARD Co., Ltd.	—	350,000	Derivative commitment

(8)	Major investment and Recovery transactions
There are no major investment and recovery transactions with related parties for the years ended December 31, 2024. The details of such transactions with related parties for the years ended December 31, 2023 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
Related parties	Investment and others (*)	Recovery and others (*)
Woori BIG SATISFACTION SHINJONG MMF 3RD	—	441,470
Woori G Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	38	—

(*)	Investment and recovery transactions of associates are described in Note 13.(2)

(9)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Short-term employee salaries	21,990	22,626	34,676
Retirement benefit service costs	937	1,160	1,372
Share-based compensation	4,234	5,474	11,298

Total	27,161	29,260	47,346

Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries. Outstanding assets from transactions with key management amount to 3,932 million Won and 3,523 million Won, as of December 31, 2023 and 2024 respectively and with respect to the assets, the Group has not recognized any allowance nor related impairment loss due to credit losses. Also, liabilities from transaction with key management amount to 34,054 million Won and 69,372 million Won, respectively, as of December 31, 2023 and 2024.